UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23630

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Cliffwater Enhanced Lending Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
Registrant’s telephone number, including area code: (414) 299-2000

Terrance P. Gallagher
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

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Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1.       Report to Shareholders

(a)      The semi-annual report of the registrant for the six months ended September 30, 2023 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLIFFWATER ENHANCED LENDING FUND

Semi-Annual Report

For the Period Ended September 30, 2023

(Unaudited)

Cliffwater Enhanced Lending Fund
Table of Contents For the Period Ended September 30, 2023 (Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Enhanced Lending Fund
Letter to Shareholders September 30, 2023 (Unaudited)

To our shareholders:

The Cliffwater Enhanced Lending Fund (the “Fund”) recently completed its second full year of operations, and we want to thank you for the trust you have placed in us.

Performance has been consistently strong relative to our objective. The Fund produced a net 12.66% annualized return from its June 30, 2021 inception, through September 30, 2023. This compares to a 4.90% annualized return for the Morningstar LSTA US Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measures 1.10% for the same period compared to 4.33% for the Morningstar LSTA US Leveraged Loan Index.

The Fund experienced strong investor inflows over the six months ended September 30, 2023, with net-asset-value growing from $1.5 billion on March 31, 2023 to $2.2 billion. This asset growth has been supported by significant investment in personnel and technology to grow our platform and the onboarding of additional strategic lending partners to access high quality private debt. Factors materially affecting the Fund’s performance include a high current yield and contributions across credit strategies.

We remain confident in the Fund’s continued performance despite the uncertain economic environment.

We again sincerely thank you for your support.

Regards,

Stephen L. Nesbitt
Chief Investment Officer
Cliffwater LLC

Cliffwater Enhanced Lending Fund
Letter to Shareholders September 30, 2023 (Unaudited) (Continued)

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

The Fund is a non-diversified management investment company and may be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles — 80.2%
Investment Partnerships — 68.7%
AG Asset Based Credit Fund L.P.						USD	N/A	60,500,000	$64,842,441	[1,2]
AG Essential Housing Fund II Holdings (DE), L.P.						USD	N/A	6,450,000	7,108,037	[1,2]
Ares Commercial Finance Feeder (B) LP						USD	N/A	13,131,161	13,774,474	[1,2]
Ares Commercial Finance, LP						USD	N/A	15,404,552	18,839,238	[1,2]
Ares Pathfinder Fund II, LP						USD	N/A	—	(19,749)[1,2]
Ares Priority Loan Co-Invest LP						USD	N/A	24,500,000	24,847,072	[1,2]
Ares Private Credit Solutions (Cayman), L.P.						USD	N/A	21,204,116	25,387,964	[1,2]
Ares Special Opportunities Fund II, LP						USD	N/A	14,994,578	15,098,341	[1,2]
Atalaya A4 (Cayman), LP						USD	N/A	31,129,697	30,810,039	[1,2]
Atalaya Asset Income Fund Evergreen, LP						USD	N/A	9,969,855	9,780,484	[1,2]
Axonic Private Credit Fund I, LP						USD	N/A	5,235,849	5,332,560	[1,2]
Banner Ridge DSCO Fund I, LP						USD	N/A	10,375,057	18,331,817	[2]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	—	1,685,736	[1,2]
Banner Ridge Secondary Fund IV (Offshore), LP						USD	N/A	4,710,307	8,534,832	[1,2]
Banner Ridge Secondary Fund V (Offshore), LP						USD	N/A	6,853,604	11,517,970	[1,2]
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.						USD	N/A	56,720,865	64,865,926	[2]
Blue Owl First Lien Fund (Offshore), L.P.						USD	N/A	4,103,056	4,834,807	[1,2]
Blue Owl Real Estate Fund VI						USD	N/A	2,963,871	2,984,295	[1,2]
BPC Real Estate Debt Fund, LP						USD	N/A	28,600,000	29,603,131	[1,2]
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)						USD	N/A	5,000,000	5,048,744	[2]
BSOF Parallel Onshore Fund L.P. (Class Olympic Srt Interests)						USD	N/A	67,031,000	67,644,574	[2]
Burford Advantage Feeder Fund A LP						USD	N/A	11,247,567	11,685,436	[1,2]
Callodine Perpetual ABL Fund, LP						USD	N/A	94,963,325	93,967,618	[1,2]
Carlyle Credit Opportunities Fund (Parallel) II, SCSp						USD	N/A	8,847,309	8,877,641	[1,2]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Comvest Special Opportunities Fund, L.P.						USD	N/A	8,631,420	$10,103,968	[2]
Contingency Capital Fund I-A, LP						USD	N/A	36,901,562	42,464,662	[1,2]
Crestline PF Sentry Fund, LP						USD	N/A	1,296,429	1,296,429	[2]
Crestline Specialty Lending III (U.S.), L.P.						USD	N/A	12,863,717	13,880,170	[1,2]
D.E. Shaw Diopter International Fund, L.P.						USD	N/A	37,979,499	36,377,208	[2]
Everberg Capital Partners II, L.P.						USD	N/A	9,925,053	10,319,425	[1,2]
Felicitas Secondary Fund II Offshore, LP						USD	N/A	9,794,515	13,604,733	[1,2]
Felicitas Tactical Opportunities Fund, LP						USD	N/A	39,860,000	51,752,931	[1,2]
Harvest Partners Structured Capital Fund III, L.P.						USD	N/A	11,553,374	12,760,636	[1,2]
Hayfin Healthcare Opportunities Fund (US Parallel), LP						USD	N/A	13,087,654	15,042,390	[1,2]
Hercules Private Global Venture Growth Fund I, L.P.						USD	N/A	130,464,177	135,696,139	[1,2]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	5,364,472	5,612,735	[2]
HPS Specialty Loan Fund V-L, L.P.						USD	N/A	20,707,340	21,497,733	[1,2]
King Street Opportunistic Credit Evergreen Fund, L.P.						USD	N/A	50,000,000	53,257,000	[1,2]
Linden Structured Capital Fund-A, LP						USD	N/A	18,743,680	23,501,201	[1,2]
Madison Realty Capital Debt Fund IV LP						USD	N/A	12,446,458	17,308,712	[2]
NB Credit Opportunities II Cayman Feeder, LP						USD	N/A	13,057,893	15,104,238	[1,2]
OrbiMed RCO IV Offshore Feeder, LP						USD	N/A	7,516,840	7,672,168	[1,2]
Pathlight Capital Evergreen Fund, LP						USD	N/A	34,143,592	36,538,557	[1,2]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Pathlight Capital Fund II, LP						USD	N/A	33,509,680	$34,314,639	[1,2]
Pennybacker Real Estate Credit II Pacific, LLC						USD	N/A	2,467,491	2,127,110	[1,2]
Pennybacker Real Estate Credit II, LP						USD	N/A	18,149,241	18,358,751	[1,2]
Raven Asset-Based Credit Fund II LP						USD	N/A	18,428,649	20,478,554	[1,2]
Raven Evergreen Credit Fund II, LP						USD	N/A	73,449,477	82,065,610	[1,2]
Shamrock Capital Debt Opportunities Fund I, LP						USD	N/A	9,747,088	9,864,871	[2]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	30,001,306	28,278,395	[1,2]
Sixth Street Growth Partners II (B), L.P.						USD	N/A	1,770,876	1,733,810	[1,2]
Sky Fund V Offshore, LP						USD	N/A	36,063,488	39,529,025	[1,2]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	6,919,667	7,606,913	[2]
Thompson Rivers LLC						USD	N/A	1,774,278	904,478	[1,2]
Thorofare Asset Based Lending Fund V, L.P.						USD	N/A	30,401,096	31,408,493	[1,2]
Tinicum L.P.						USD	N/A	7,893,307	11,749,970	[2]
Tinicum Tax Exempt, L.P.						USD	N/A	4,042,649	5,681,265	[2]
Vista Capital Solutions Fund-A, L.P.						USD	N/A	7,457,001	7,529,283	[1,2]
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.						USD	N/A	57,567,585	60,027,260	[1,2]
VPC Credit Origination Fund, LP						USD	N/A	1,000,000	1,115,220	[2]
VPC Legal Finance Fund, L.P.						USD	N/A	79,654,858	83,979,326	[1,2]
Waccamaw River LLC						USD	N/A	12,498,740	10,246,041	[2]
								1,411,069,921	1,526,173,477

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Non-Listed Business Development Companies — 2.5%
Blue Owl Technology Finance Corp.						USD	683,646	10,332,953	$11,997,896	[1,2]
Blue Owl Technology Finance Corp. II						USD	505,100	7,325,074	7,741,508	[1,2]
Franklin BSP Lending Corporation						USD	273,527	1,795,011	2,042,953	[1,2]
Redwood Enhanced Income Corp.						USD	1,767,744	25,350,000	23,882,642	[1,2]
Stellus Private Credit BDC Feeder LP						USD	N/A	8,558,048	8,885,395	[1,2]
								53,361,086	54,550,394

Private Collateralized Loan Obligations - 4.4%
Guggenheim MM-C CLO						USD	—	90,202,500	96,742,866	[2]

Private Equity — 0.1%
Blue Owl Technology Holdings II, LLC, Class A						USD	1	148,773	929,741	[1,3]
Stellus Private BDC Advisor, LLC						USD	N/A	—	651,262	[3]
								148,773	1,581,003

Special Purpose Vehicle for Common and Preferred Equity — 0.1%
Felicitas Diner Offshore, LP						USD	N/A	2,625,575	2,789,492	[1,2]

Special Purpose Vehicle for Common Equity — 0.7%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	201,265	201,265	[2]
Marilyn Co-Invest, L.P.						USD	N/A	12,237,575	15,205,978	[1,2]
								12,438,840	15,407,243

Special Purpose Vehicle for Consumer Credit — 0.0%
Atalaya Digithouse Opportunity Fund, LLC						USD	N/A	403,116	1,224,348	[1,2]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Preferred Equity — 2.5%
CCOF Alera Aggregator, L.P.						USD	N/A	4,850,000	$5,447,454	[1,2]
CCOF Sierra II, L.P.						USD	N/A	3,902,675	4,445,464	[1,2]
Chilly HP SCF Investor, LP						USD	N/A	2,970,297	3,314,741	[1,2]
CL Oliver Co-Invest, L.P.						USD	N/A	5,048,999	5,312,786	[1,2]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	6,471,561	7,346,850	[2]
Minerva Co-Invest, L.P.						USD	N/A	2,944,004	3,146,116	[2]
VCSF Co-Invest 1-A, L.P.						USD	N/A	24,999,668	25,546,236	[2]
								51,187,204	54,559,647

Special Purpose Vehicle for Real Estate Loans — 1.0%
BP Holdings RHO LLC						USD	N/A	9,099,750	9,574,433	[1,2]
SB DOF Speedway, LLC						USD	N/A	8,013,774	8,672,823	[2]
Sculptor Real Estate Science Park Fund, LP						USD	N/A	3,851,018	3,901,955	[1,2]
								20,964,542	$22,149,211

Special Purpose Vehicle for Senior Secured Bonds — 0.2%
17Capital Co-Invest (B) SCSp						EUR	N/A	5,454,505	5,055,579	[2]
Total Private Investment Vehicles								1,647,856,062	1,780,233,260

Senior Secured Loans — 18.5%
Consumer Discretionary — 1.8%
Gateway Casinos & Entertainment Limited	First Lien Term Loan	13.496%	SOFR	800	10/22/2027	USD	980,918	953,695	977,239	[3,6]
Harbor Purchaser, Inc.	First Lien Term Loan	13.816%	SOFR	850	4/7/2030	USD	3,000,000	2,949,424	2,950,406	[3,4,6]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	13.416%	SOFR	800	4/7/2028	USD	5,000,000	4,811,954	4,819,877	[3,4,6]
Hudson’s Bay Company	First Lien Term Loan	12.843%	SOFR	733	9/29/2026	USD	4,735,999	4,670,912	4,685,784	[1,3,4,6]
KCP Acquisitions, Inc.	First Lien Term Loan	13.911%	SOFR	950	3/16/2027	USD	8,000,000	8,038,265	8,040,000	[3,4,6]
Keller Postman, LLC	First Lien Term Loan	17.310% PIK	SOFR	1200	9/15/2028	USD	12,121,212	12,000,000	12,000,000	[3,5,6]
NKD Group GmbH	First Lien Term Loan	11.972%	EURIBOR	800	3/23/2026	EUR	1,730,769	1,795,542	1,808,913	[3,6]
Penney Borrower LLC	First Lien Term Loan	12.573%	SOFR	714	12/16/2026	USD	4,040,441	4,010,436	4,020,952	[1,3,4,6]
								39,230,228	39,303,171
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Consumer Staples — 0.3%
Baxters North America Holdings, Inc.	First Lien Term Loan	12.388%	SOFR	700	5/31/2028	USD	6,500,000	6,345,216	$6,385,838	[3,6]

Energy — 1.0%
Knight Energy Services LLC	First Lien Term Loan	13.060%	SOFR	750	6/1/2028	USD	3,700,498	3,672,744	3,672,744	[3,6]
Service Compression, LLC	Delayed Draw	15.416% PIK	SOFR	1000	5/6/2027	USD	738,895	678,981	697,009	[1,3,4,5,7]
Service Compression, LLC	First Lien Term Loan	15.416% PIK	SOFR	1000	5/6/2027	USD	2,543,605	2,342,686	2,390,144	[1,3,4,5,6,7]
Wellbore Integrity Solutions LLC	First Lien Term Loan	12.293%	SOFR	700	12/31/2024	USD	15,000,000	15,000,000	15,000,000	[3,4,6]
								21,694,411	21,759,897

Financials — 1.2%
Ardonagh Midco 3 PLC	First Lien Term Loan	1.950%			7/14/2026	USD	4,197,084	(176,000)	(100,283)[3,8]
Ardonagh Midco 3 PLC	First Lien Term Loan	6.500%	EURIBOR		7/14/2026	USD	2,028,188	2,202,916	2,092,956	[3,6]
Cresset Asset Management, LLC	First Lien Term Loan	12.900% PIK	SOFR	750	4/20/2025	USD	3,556,926	3,535,601	3,521,565	[3,5,6]
Eisner Advisory Group LLC	First Lien Term Loan	10.681%	SOFR	525	2/22/2030	USD	2,984,962	2,872,461	2,984,336	[6]
Elevate Credit, Inc.	Second Lien Term Loan	13.797%	BASE	800	12/31/2023	USD	3,963,815	3,963,815	3,963,815	[1,3,4,5,6]
Foundation Risk Partners, Corp.	Delayed Draw	12.240%	SOFR	675	10/29/2028	USD	1,272,727	1,234,758	1,239,397	[3,6]
Foundation Risk Partners, Corp.	First Lien Term Loan	12.240%	SOFR	675	10/29/2028	USD	2,727,273	2,651,175	2,655,850	[3,6]
Kensington Private Equity Fund	Delayed Draw	1.000% PIK			3/28/2026	USD	3,200,000	(48,000)	(27,182)[3,4,5,8]
Kensington Private Equity Fund	Second Lien Term Loan	12.390% Cash+PIK	SOFR	700	3/28/2026	USD	3,200,000	3,158,724	3,172,818	[3,4,5,6]
Pennybacker Real Estate Credit II Pacific, LLC	Promissory Note	11.590%			5/9/2031	USD	809,927	809,927	809,927	[1,3,6]
Retail Services Corporation	First Lien Term Loan	13.890%	SOFR	835	5/19/2025	USD	2,792,758	2,770,400	2,722,490	[3,6]
Wealth Enhancement Group, LLC	First Lien Term Loan	21.250% PIK	SOFR	600	5/26/2033	USD	4,500,000	4,365,037	4,390,526	[3,4,5,6]
								27,340,814	27,426,215

Health Care — 5.7%
Acclaim Midco, LLC	Delayed Draw	1.000%			6/13/2029	USD	897,436	(4,487)	(1,233)[3,8]
Acclaim Midco, LLC	Revolver	0.500%			6/13/2029	USD	358,974	(7,179)	(5,898)[3,8]
Acclaim Midco, LLC	First Lien Term Loan	11.655%	SOFR	625	6/13/2029	USD	2,243,590	2,200,132	2,206,730	[3,6]
ADMA Bilogics, Inc.	Delayed Draw	1.000%			3/23/2027	USD	714,286	—	—	[3,4,8]
ADMA Bilogics, Inc.	First Lien Term Loan	13.916% PIK	SOFR	850	3/23/2027	USD	4,496,839	4,460,109	4,496,839	[3,4,5,6]
Alcami Corporation	Delayed Draw	1.000%			12/21/2028	USD	318,004	(10,622)	(3,831)[3,8]
Alcami Corporation	Revolver	0.500%			12/21/2028	USD	508,806	(16,996)	(6,130)[3,8]
Alcami Corporation	First Lien Term Loan	12.416%	SOFR	700	12/21/2028	USD	3,796,967	3,675,694	3,751,223	[3,6]
Align Enta Intermediate, Inc.	Delayed Draw	1.000%			6/30/2028	USD	1,827,907	(27,419)	(22,205)[3,8]
Align Enta Intermediate, Inc.	Delayed Draw	11.831%	SOFR		6/30/2028	USD	548,372	531,921	541,711	[3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Health Care (Continued)
Align Enta Intermediate, Inc.	Revolver	0.500%			6/30/2028	USD	274,186	(8,226)	$(7,455)[3,8]
Align Enta Intermediate, Inc.	First Lien Term Loan	11.816%	SOFR	650	6/30/2028	USD	1,279,535	1,242,534	1,244,743	[3,6]
Bamboo U.S. Bidco EUR	First Lien Term Loan	9.858%	EURIBOR	600	9/29/2030	EUR	7,829,072	8,022,736	8,028,544	[3,6]
Bamboo U.S. Bidco USD	First Lien Term Loan	11.316%	SOFR	600	9/29/2030	USD	12,583,276	12,205,966	12,205,778	[3,6]
Bamboo U.S. Bidco USD	Delayed Draw	1.000%			9/29/2030	USD	1,966,137	—	(29,492)[3,8]
Bamboo U.S. Bidco USD	Revolver	0.500%			9/29/2030	USD	2,621,516	—	(78,646)[3,8]
Bausch Receivables Funding, LP	Revolver	11.965%	SOFR	665	1/28/2028	USD	8,000,000	4,546,667	4,558,941	[3,4,7]
Confluent Health, LLC	First Lien Term Loan	12.816%	SOFR	750	11/30/2028	USD	2,849,858	2,659,625	2,663,276	[3,6]
Hanger, Inc.	Delayed Draw	1.000%			10/3/2028	USD	1,238,095	(12,381)	(12,381)[3,8]
Hanger, Inc.	Second Lien Term Loan	11.415%	SOFR	975	10/3/2028	USD	2,261,905	2,218,100	2,216,667	[3,6]
Hanger, Inc.	Delayed Draw	1.000%			10/3/2029	USD	547,619	(5,476)	(5,476)[3,8]
Hanger, Inc.	Second Lien Term Loan	14.915%	SOFR	975	10/3/2029	USD	952,381	933,749	933,333	[3,6]
Hanger, Inc.	Delayed Draw	1.000%			10/3/2028	USD	6,190,476	(154,762)	(154,762)[3,8]
Hanger, Inc.	Revolver	0.500%			10/3/2027	USD	1,000	(35)	(35)[3,8]
Hanger, Inc.	Second Lien Term Loan	11.395%	SOFR	975	10/3/2028	USD	11,309,524	10,926,205	10,913,690	[3,6]
Hanger, Inc.	Delayed Draw	1.000%			10/3/2029	USD	2,738,095	(68,452)	(68,452)[3,8]
Hanger, Inc.	Second Lien Term Loan	14.895%	SOFR	975	10/3/2029	USD	4,761,905	4,598,885	4,595,238	[3,6]
Helium Acquirer Corporation	Delayed Draw	1.000%			1/5/2029	USD	1,172,760	89,394	94,483	[3,7]
Helium Acquirer Corporation	Delayed Draw	12.490%	SOFR	700	1/5/2029	USD	584,914	568,619	582,320	[3,6]
Helium Acquirer Corporation	Revolver	12.490%	SOFR	700	1/5/2029	USD	293,190	95,443	101,866	[3,7]
Helium Acquirer Corporation	First Lien Term Loan	12.490%	SOFR	700	1/5/2029	USD	1,924,856	1,871,953	1,916,318	[3,6]
Nephron Pharmaceuticals Corporation	Second Lien Term Loan	14.570%	SOFR	900	9/11/2026	USD	15,000,000	14,556,442	14,550,000	[3,6]
Nomi Health, Inc	First Lien Term Loan	13.247%	SOFR	800	7/12/2028	USD	23,278,373	22,598,612	22,580,021	[3,6]
Orthodontic Partners, LLC	Delayed Draw	12.016%	SOFR	650	10/12/2027	USD	3,560,665	3,490,332	3,534,216	[3,6]
Orthodontic Partners, LLC	First Lien Term Loan	12.026%	SOFR	650	10/12/2027	USD	2,418,259	2,374,734	2,376,050	[3,6]
Steward Health Care System, LLC	First Lien Term Loan	16.192%	SOFR	1,075	12/31/2027	USD	8,000,000	7,746,114	7,740,000	[3,4,6]
TerSera Therapeutics, LLC	Revolver	0.500%			4/4/2029	USD	227,926	(6,838)	(5,889)[3,8]
TerSera Therapeutics, LLC	First Lien Term Loan	12.140%	SOFR	675	4/4/2029	USD	2,772,074	2,693,516	2,700,453	[3,6]
United Digestive MSO Parent, LLC	Delayed Draw	1.000%			3/30/2029	USD	595,000	(8,925)	(2,753)[3,8]
United Digestive MSO Parent, LLC	Revolver	0.500%			3/30/2029	USD	297,500	(8,925)	(5,852)[3,8]
United Digestive MSO Parent, LLC	First Lien Term Loan	12.290%	SOFR	675	3/30/2029	USD	2,254,350	2,190,539	2,210,008	[3,6]
Vardiman Black Holdings, LLC	Delayed Draw	12.430%	SOFR	700	3/18/2027	USD	2,697,344	2,674,466	2,542,575	[3,6]
Vardiman Black Holdings, LLC	First Lien Term Loan	12.430%	SOFR	700	3/18/2027	USD	2,238,636	2,215,131	2,110,187	[3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Health Care (Continued)
Xeris Pharmaceuticals, Inc.	Delayed Draw	14.503%	SOFR	900	3/8/2027	USD	1,666,667	1,653,172	$1,651,435	[3,4,6]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	14.503%	SOFR	900	3/8/2027	USD	3,333,333	3,293,373	3,302,870	[1,3,4,6]
								125,993,440	125,939,025
Industrials — 3.1%
Apex Service Partners, LLC	First Lien Term Loan	12.500% PIK			7/31/2025	USD	3,098,660	3,052,658	3,098,660	[3,5]
Cobham Holdings, Inc.	Revolver	0.500%			1/9/2028	USD	468,750	(13,439)	(11,749)[3,8]
Cobham Holdings, Inc.	First Lien Term Loan	12.140%	SOFR	675	1/9/2030	USD	4,519,922	4,393,244	4,402,006	[3,6]
DMT Solutions Global Corporation	First Lien Term Loan	13.434%	SOFR	800	8/30/2027	USD	8,000,000	7,763,851	7,764,722	[3,6]
FB FLL Aviation LLC	First Lien Term Loan	12.331%	SOFR	700	7/19/2028	USD	9,000,000	7,582,500	7,582,500	[3,6,7]
Florida Marine, LLC	First Lien Term Loan	13.439%	SOFR	800	3/17/2028	USD	5,263,750	5,126,992	5,183,970	[3,6]
Groundworks, LLC	Delayed Draw	1.000%			3/14/2030	USD	612,565	—	(6,387)[3,8]
Groundworks, LLC	Revolver	0.500%			3/14/2029	USD	277,179	(8,316)	(6,690)	[3,8]
Groundworks, LLC	First Lien Term Loan	11.808%	SOFR	650	3/14/2030	USD	5,000,308	4,848,443	4,872,822	[3,6]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	12.490%	ARR CSA	700	3/31/2030	USD	6,000,000	5,855,438	5,878,492	[3,6]
iCIMS, Inc.	First Lien Term Loan	12.633% PIK	SOFR	725	8/18/2028	USD	7,000,000	6,891,332	6,932,516	[3,5,6]
P20 Parent, Inc.	First Lien Term Loan	12.890%	SOFR	750	7/12/2028	USD	4,962,500	4,877,349	4,889,775	[3,6]
Panda Acquisition LLC	First Lien Term Loan	11.740%	SOFR	625	10/18/2028	USD	3,950,000	3,244,148	3,250,463	[3,6]
Penn TRGRP Holdings	Revolver	0.500%			9/29/2030	USD	769,167	(15,383)	(15,383)[3,8]
Penn TRGRP Holdings	First Lien Term Loan	13.140%	SOFR	675	9/29/2030	USD	5,000,000	4,900,046	4,900,000	[3,6]
Tecostar Holdings Direct Co-Invest	Second Lien Term Loan	13.270%	SOFR	850	7/7/2029	USD	5,714,286	5,574,980	5,571,429	[3,6]
The Arcticom Group, LLC	Delayed Draw	11.933%	SOFR	675	12/22/2027	USD	170,237	(4,256)	(4,200)[3,8]
The Arcticom Group, LLC	Delayed Draw	12.295%	SOFR	675	12/22/2027	USD	3,990,000	3,871,535	3,889,599	[3,6]
The Arcticom Group, LLC	First Lien Term Loan	12.152%	SOFR	625	12/22/2027	USD	657,114	640,881	640,901	[3,6]
								68,582,003	68,813,446
Materials — 0.4%
SintecMedia NYC, Inc.	Revolver	0.500%			6/21/2029	USD	423,729	(12,712)	(11,522)[3,8]
SintecMedia NYC, Inc.	First Lien Term Loan	12.207%	SOFR	625	6/21/2029	USD	4,576,271	4,443,146	4,451,837	[3,6]
Sunland Asphalt & Construction, LLC	Delayed Draw	1.000% PIK			6/16/2028	USD	742,188	(12,901)	(17,352)[3,5,8]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	12.890% PIK	SOFR	750	6/16/2028	USD	1,759,978	1,709,487	1,718,829	[3,5,6]
SureWerx Purchaser III, Inc.	Delayed Draw	1.000%			12/28/2029	USD	468,750	(9,034)	(3,344)[3,8]
SureWerx Purchaser III, Inc.	Revolver	12.066%	SOFR	675	12/28/2028	USD	250,000	143,750	140,086	[3,6,7]
SureWerx Purchaser III, Inc.	First Lien Term Loan	12.140%	SOFR	675	12/28/2029	USD	2,275,547	2,211,803	2,242,199	[3,6]
								8,473,539	8,520,733
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Real Estate — 0.7%
Austin Renaissance Limited	Delayed Draw	11.000%			4/7/2026	USD	7,000,000	5,902,334	$5,902,335	[3,7]
Lexington Hotel Owner, LLC	Delayed Draw	12.194%	SOFR	675	7/1/2024	USD	1,379,310	382,890	401,588	[3,6,7]
Lexington Hotel Owner, LLC	First Lien Term Loan	12.194%	SOFR	675	7/1/2024	USD	8,620,690	8,561,444	8,643,547	[3,6]
Poinciana LLC	Delayed Draw	12.000%			5/1/2026	USD	5,000,000	1,538,104	1,538,104	[3,7]
								16,384,772	16,485,574
Technology — 4.3%
Afiniti, Inc.	First Lien Term Loan	11.250%			6/13/2024	USD	2,263,753	2,261,256	2,207,136	[1,3,4,5]
ASG II, LLC	Delayed Draw	11.769%	SOFR	625	5/25/2028	USD	391,304	187,089	195,770	[3,6,7]
ASG II, LLC	First Lien Term Loan	11.769%	SOFR	625	5/25/2028	USD	2,608,696	2,564,934	2,608,696	[3,6]
Avalara, Inc.	Revolver	0.500%			10/19/2028	USD	272,727	507	(1,053)[3,8]
Avalara, Inc.	First Lien Term Loan	12.640%	SOFR	725	10/19/2028	USD	2,727,273	2,666,524	2,716,740	[3,6]
Bluefin Holding LLC	Revolver	0.500%			9/12/2029	USD	673,077	(16,827)	(16,827)[3,8]
Bluefin Holding LLC	First Lien Term Loan	12.722%	SOFR	725	9/12/2029	USD	6,826,923	6,657,243	6,656,250	[3,6]
Bluesight, Inc.	Revolver	0.500%			7/17/2029	USD	400,000	(12,000)	(11,396)[3,8]
Bluesight, Inc.	First Lien Term Loan	12.566%	SOFR	725	7/17/2029	USD	4,600,000	4,465,076	4,468,950	[3,6]
Coupa Holdings, LLC	Delayed Draw	1.000%			2/27/2030	USD	385,633	(4,775)	(3,229)[3,8]
Coupa Holdings, LLC	Revolver	0.500%			2/27/2029	USD	295,276	(7,301)	(5,430)[3,8]
Coupa Holdings, LLC	First Lien Term Loan	12.816%	SOFR	750	2/27/2030	USD	4,319,091	4,217,592	4,239,661	[3,6]
Disco Parent, LLC	Revolver	1.000%			3/30/2029	USD	113,619	(2,840)	(2,291)[3,8]
Disco Parent, LLC	First Lien Term Loan	12.922%	SOFR	750	3/30/2029	USD	1,136,195	1,109,349	1,113,285	[3,6]
Finastra USA, Inc.	First Lien Term Loan	12.713%	SOFR	725	9/13/2029	USD	9,023,910	8,844,397	8,843,431	[3,6]
Finastra USA, Inc.	Revolver	0.500%			9/13/2029	USD	936,090	(18,722)	(18,722)[3,8]
Infinite Bidco LLC	First Lien Term Loan	11.271%	SOFR	625	3/2/2028	USD	4,975,000	4,838,738	4,858,592	[3,6]
Mercury Bidco LLC	First Lien Term Loan	12.331%	SOFR	700	5/31/2030	USD	4,591,837	4,512,992	4,511,563	[3,6]
Mercury Bidco LLC	Revolver	0.500%			5/31/2029	USD	408,163	(10,073)	(10,073)[3,8]
MGT Merger Target, LLC	Delayed Draw	12.214%	SOFR	675	4/10/2029	USD	675,862	440,437	443,151	[3,6,7]
MGT Merger Target, LLC	Revolver	0.500%			4/10/2028	USD	496,552	(14,896)	(12,933)[3,8]
MGT Merger Target, LLC	First Lien Term Loan	12.215%	SOFR	675	4/10/2029	USD	3,544,828	3,443,638	3,452,501	[3,6]
Oranje Holdco, Inc.	Revolver	0.500%			2/1/2029	USD	592,667	(14,625)	(12,030)[3,8]
Oranje Holdco, Inc.	First Lien Term Loan	13.122%	SOFR	775	2/1/2029	USD	4,741,333	4,630,505	4,645,092	[3,6]
Polaris Newco, LLC	Second Lien Term Loan	14.772%	SOFR	925	6/4/2029	USD	2,072,785	2,006,475	2,072,785	[3,5,6]
PracticeTek Purchaser LLC	Delayed Draw	1.000%			8/30/2029	USD	1,935,491	(24,194)	(23,031)[3,8]
PracticeTek Purchaser LLC	Delayed Draw	1.000%			8/30/2029	USD	4,524,894	(56,561)	(53,842)[3,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Technology (Continued)
PracticeTek Purchaser LLC	Revolver	0.500%			8/30/2029	USD	1,000	475	$476	[3,7]
PracticeTek Purchaser LLC	First Lien Term Loan	11.334%	SOFR	600	8/30/2029	USD	14,732,193	14,367,516	14,372,628	[3,6]
PracticeTek Purchaser LLC	First Lien Term Loan	14.000% PIK			8/30/2029	USD	5,714,736	5,544,855	5,546,667	[3,5]
PracticeTek Purchaser LLC	First Lien Term Loan	11.316%	SOFR	600	8/30/2029	USD	6,352,410	6,195,138	6,197,368	[3,6]
Trintech, Inc.	Revolver	11.820%	SOFR	650	7/25/2029	USD	555,917	142,156	143,041	[3,6,7]
Trintech, Inc.	First Lien Term Loan	11.820%	SOFR	650	7/25/2029	USD	7,226,083	7,013,715	7,020,813	[3,6]
User Zoom Technologies, Inc.	First Lien Term Loan	12.420%	SOFR	750	4/5/2029	USD	5,000,000	4,861,350	4,869,559	[3,6]
Xactly Corporation	First Lien Term Loan	12.772%	SOFR	725	2/3/2031	USD	6,000,000	5,910,000	5,924,612	[3,6]
								96,699,143	96,937,910
Total Senior Secured Loans								410,743,566	411,571,809

Collateralized Loan Obligations — 2.4%
ABPCI Direct Lending Fund CLO XII Ltd.		14.478%	SOFR	1,050	4/29/2035	USD	7,500,000	7,204,446	7,499,449	[3,6,9,10]
Barings Middle Market CLO Ltd. 2017-I		14.248%	LIBOR	866	1/20/2034	USD	2,000,000	1,960,000	1,914,200	[6,9,10]
Barings Middle Market CLO Ltd. 2017-I		21.500%			1/20/2034	USD	2,905,983	2,442,595	1,912,941	*,3,9,10,11
Barings Private Credit Corp. CLO 2023-1 Ltd.		11.757%	SOFR	635	7/15/2031	USD	6,000,000	6,000,000	5,999,650	[3,6,9,10]
Deerpath Capital CLO 2020-1 Ltd.		11.748%	SOFR	639	4/17/2034	USD	3,250,000	3,185,000	3,190,410	[3,6,9,10]
Golub Capital Partners CLO		11.408%	SOFR	600	10/23/2023	USD	13,950,000	13,950,000	13,950,000	[3,6]
HPS Private Credit CLO 2023-1 LLC		15.112%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,555,250	[6,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		13.941%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,330,360	[3,6,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		11.821%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,500,302	[3,6,9,10]
TCP Whitney CLO Ltd.		13.801%	LIBOR	816	8/20/2033	USD	2,500,000	2,450,000	2,367,664	[1,3,6,9,10]
Total Collateralized Loan Obligations								54,378,891	54,220,226

Preferred Stocks — 1.3%
Health Care — 0.2%
nThrive, Inc., Series A-2 Preferred		11.000% PIK				USD	3,260	3,162,200	3,196,175	[1,3,5]
Propharma, LLC
Jayhawk Intermediate LLC, Series B Preferred		13.000% PIK				USD	2,500	2,425,000	2,500,000	[1,3,5,12]
								5,587,200	5,696,175

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Preferred Stocks (Continued)
Industrials — 0.6%
Atomic Transport, LLC
Atomic Blocker, LLC, Class A-2 Preferred		15.250% PIK				USD	875	857,500	$875,000	[1,3,5,13]
Atomic Transport, LLC
Atomic Blocker, LLC, Class A Preferred		8.500% PIK				USD	2,500	1,782,701	2,405,863	[1,3,5,13]
FSG Acquisition, LLC, — Senior Preferred		12.250% PIK				USD	3,750,000	3,656,250	3,736,472	[3,5]
Pollen, Inc. Series H1 Preferred		8.360% PIK				USD	108,305	3,359,435	3,422,980	[1,3,5]
Pollen, Inc. Series H2 Preferred		7.530% PIK				USD	64,983	1,856,902	1,935,194	[1,3,5]
								11,512,788	12,375,509
Technology — 0.5%
GS Holder, Inc. Preferred		17.320% PIK				USD	5,000	4,850,000	5,000,000	[1,3,5]
Mandolin Technology Holdings, Inc. — Series A Preferred		10.500% PIK				USD	3,500	3,395,000	3,429,776	[1,3,5]
Riskonnect Parent, LLC — Series B Preferred		15.314% PIK				USD	3,000	2,940,000	3,000,000	[3,5]
								11,185,000	11,429,776
Total Preferred Stocks								28,284,988	29,501,460

Subordinated Debt — 0.2%
Financials — 0.1%
OTR Midco, LLC		12.000%			5/12/2026	USD	2,000,000	2,000,000	2,000,000	[1,3]

Materials — 0.1%
Comar Holding Company, LLC	First Lien Term Loan	15.480% PIK	LIBOR	1,075	12/23/2024	USD	1,784,979	1,769,683	1,767,320	[1,3,5,6]
Total Subordinated Debt								3,769,683	3,767,320

Common Stocks — 0.2%
Financials — 0.0%
Barings BDC, Inc.						USD	110,063	1,133,627	980,661	[1]

Industrials — 0.1%
Atomic Transport, LLC
Atomic Blocker, LLC, Class W Common						USD	2,188	654,496	998,767	[1,3,13]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Common Stocks (Continued)
Technology — 0.1%
GSV PracticeTek Holdings, LLC, Class A Common						USD	1,590,747	$1,740,277	$1,740,277	[3]
Total Common Stocks								3,528,400	3,719,705

Warrants — 0.1%
Energy — 0.0%
Service Compression, LLC — Series A-17 Warrants						USD	N/A	—	75,043	[1,3]
Service Compression, LLC						USD	N/A	—	—
								—	75,043
Health Care — 0.1%
ADMA Biologics, Inc.
Exercise Price: $1.65
Expiration Date: 3/23/2029						USD	260,087**	—	665,536	[3]
ADMA Biologics, Inc.
Exercise Price: $3.26
Expiration Date: 4/30/2023						USD	67,071**	—	149,243	[3]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	43,860**	—	54,002	[3]
								—	868,781
Technology — 0.0%
Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)						USD	3,246	172,839	159,460	[1,3]
Total Warrants								172,839	1,103,284

Short-Term Investments — 2.3%
State Street Institutional U.S. Government Money Market Fund		5.220%				USD	51,929,930	51,929,930	51,929,930	[1,14]
Total Short-Term Investments								51,929,930	51,929,930
Total Investments — 105.2%								2,200,664,359	2,336,046,994
Liabilites Less Other Assets — (5.2)%									(114,746,660)
Net Assets — 100.00%									$2,221,300,334
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)

ARR CSA – Alternate Reference Rate Credit Adjustment Spread

BASE – Base rate as defined in the credit agreement

BDC – Business Development Company

EUR – Euro

EURIBOR – Euro Interbank Offered Rate Euro

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

SOFR – Secured Overnight Financing Rate

US – United States

USD – United States Dollar

*      Subordinated note position. Rate shown is the effective yield as of period end.

**    Shares represent underlying security.

1    As of September 30, 2023 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $1,485,750,829 as of September 30, 2023. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.

2    Investment valued using net asset value per share as practical expedient. See Note 12 for respective investment strategies, unfunded commitments, and redemptive restrictions.

3    Value was determined using significant unobservable inputs.

4    This investment was made through a participation. Please see Note 2 for a description of loan participations.

5    Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

6    Floating rate security. Rate shown is the rate effective as of period end.

7    A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.

8    Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

9    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $40,270,226, which represents 1.8% of total net assets of the Fund.

10    Callable.

11    Variable rate security. Rate shown is the rate in effect as of period end.

12    Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.

13    Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.

14    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$5,454,505
AG Asset Based Credit Fund L.P.	9/13/2023	60,500,000
AG Essential Housing Fund II Holdings (DE), L.P.	3/23/2022	6,450,000
Ares Commercial Finance, LP	6/30/2021	15,404,552
Ares Commercial Finance Feeder (B) LP	7/25/2023	13,131,161
Ares Pathfinder Fund II, LP	8/31/2023	—
Ares Priority Loan Co-Invest LP	1/25/2023	24,500,000
Ares Private Credit Solutions (Cayman), L.P.	12/29/2022	21,204,116
Ares Special Opportunities Fund II, LP	11/7/2022	14,994,578
Atalaya A4 (Cayman), LP	8/2/2021	31,129,697
Atalaya Asset Income Fund Evergreen, LP	2/28/2022	9,969,855
Atalaya Digithouse Opportunity Fund, LLC	12/14/2021	403,116
Axonic Private Credit Fund I, LP	4/27/2023	5,235,849
Banner Ridge DSCO Fund I, LP	6/30/2023	10,375,057
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	—
Banner Ridge Secondary Fund IV (Offshore), LP	6/30/2021	4,710,307
Banner Ridge Secondary Fund V (Offshore), LP	5/31/2023	6,853,604
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.	3/2/2022	56,720,865
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	201,265
Blue Owl First Lien Fund (Offshore), L.P.	7/1/2022	4,103,056
Blue Owl Real Estate Fund VI	1/31/2023	2,963,871
Blue Owl Technology Finance Corp.	6/29/2022	10,332,953
Blue Owl Technology Finance Corp. II	12/30/2021	7,325,074
BP Holdings RHO LLC	6/7/2023	9,099,750
BPC Real Estate Debt Fund, LP	6/7/2023	28,600,000
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)	9/1/2023	5,000,000
BSOF Parallel Onshore Fund L.P. (Class Olympic Srt Interests)	9/1/2023	67,031,000
Burford Advantage Feeder Fund A, LP	1/28/2022	11,247,567
Callodine Perpetual ABL Fund, LP	10/3/2022	94,963,325
Carlyle Credit Opportunities Fund (Parallel) II, SCSp	12/14/2021	8,847,309
CCOF Alera Aggregator, L.P.	4/25/2023	4,850,000
CCOF Sierra II, L.P.	7/29/2022	3,902,675
Chilly HP SCF Investor, LP	2/9/2022	2,970,297
CL Oliver Co-Invest I, L.P.	6/28/2023	5,048,999
Comvest Special Opportunities Fund, L.P.	2/3/2022	8,631,420
Contingency Capital Fund I-A, LP	11/28/2022	36,901,562
Crestline PF Sentry Fund, LP	8/14/2023	1,296,429
Crestline Specialty Lending III (U.S.), L.P.	8/30/2021	12,863,717
D.E. Shaw Diopter International Fund, L.P.	10/20/2022	37,979,499
Everberg Capital Partners II, L.P.	10/11/2021	9,925,053
Felicitas Diner Offshore, LP	12/28/2022	2,625,575
Felicitas Secondary Fund II Offshore, LP	9/10/2021	9,794,515

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Security	First Acquisition Date	Cost
Felicitas Tactical Opportunities Fund, LP	10/26/2022	$39,860,000
Franklin BSP Lending Corporation	11/30/2021	1,795,011
Guggenheim MM-C CLO 2023-5	7/26/2023	90,202,500
Harvest Partners Structured Capital Fund III, L.P.	9/22/2021	11,553,374
Hayfin Healthcare Opportunities Fund (US Parallel), LP	6/29/2022	13,087,654
Hercules Private Global Venture Growth Fund I, L.P.	8/6/2021	130,464,177
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	5,364,472
HPS Mint Co-Invest Fund, L.P.	5/25/2022	6,471,561
HPS Specialty Loan Fund V-L, L.P.	7/30/2021	20,707,340
King Street Opportunistic Credit Evergreen Fund, L.P.	1/31/2023	50,000,000
Linden Structured Capital Fund-A, LP	6/30/2021	18,743,680
Madison Realty Capital Debt Fund IV LP	9/29/2023	12,446,458
Marilyn Co-Invest, L.P.	1/14/2022	12,237,575
Minerva Co-Invest, L.P.	2/11/2022	2,944,004
NB Credit Opportunities II Cayman Feeder, LP	8/31/2022	13,057,893
OrbiMed RCO IV Offshore Feeder, LP	12/30/2022	7,516,840
Pathlight Capital Evergreen Fund, LP	12/30/2022	34,143,592
Pathlight Capital Fund II, LP	6/30/2021	33,509,680
Pennybacker Real Estate Credit II, LP	5/6/2022	18,149,241
Pennybacker Real Estate Credit II Pacific, LLC	5/6/2022	2,467,491
Raven Asset-Based Credit Fund II LP	9/21/2021	18,428,649
Raven Evergreen Credit Fund II, LP	4/22/2022	73,449,477
Redwood Enhanced Income Corp.	6/30/2022	25,350,000
SB DOF Speedway, LLC	3/31/2023	8,013,774
Sculptor Real Estate Science Park Fund, LP	5/4/2022	3,851,018
Shamrock Capital Debt Opportunities Fund I, LP	7/28/2021	9,747,088
Silver Point Specialty Credit Fund II, L.P.	6/30/2021	30,001,306
Sixth Street Growth Partners II (B), L.P.	8/1/2022	1,770,876
Sky Fund V Offshore, LP	11/30/2022	36,063,488
Stellus Private Credit BDC Feeder LP	1/31/2022	8,558,048
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	6,919,667
Thompson Rivers LLC	6/30/2021	1,774,278
Thorofare Asset Based Lending Fund V, L.P.	7/29/2022	30,401,096
Tinicum L.P.	3/31/2023	7,893,307
Tinicum Tax Exempt, L.P.	3/31/2023	4,042,649
VCSF Co-Invest 1-A, L.P.	8/2/2023	24,999,668
Vista Capital Solutions Fund-A, L.P.	3/24/2023	7,457,001
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.	12/22/2021	57,567,585
VPC Credit Origination Fund, LP	4/19/2023	1,000,000
VPC Legal Finance Fund, L.P.	9/29/2022	79,654,858
Waccamaw River LLC	8/4/2021	12,498,740
Total		$1,647,707,289

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Forward Foreign Currency Exchange Contracts As of September 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counter party	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Euro	State Street	USD	October 31, 2023	(9,392,365)	$(9,958,602)	$(9,943,682)	$14,920
Euro	State Street	USD	December 29, 2023	(5,315,815)	(5,634,392)	(5,644,890)	(10,498)
Euro	State Street	USD	January 17, 2024	(2,093,286)	(2,343,758)	(2,224,941)	118,817
					(17,936,752)	(17,813,513)	123,239
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(17,936,752)	$(17,813,513)	$123,239

EUR – Euro

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Summary of Investments As of September 30, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Private Investment Vehicles
Investment Partnerships	68.7%
Private Collateralized Loan Obligations	4.4%
Non-Listed Business Development Companies	2.5%
Special Purpose Vehicle for Preferred Equity	2.5%
Special Purpose Vehicle for Real Estate Loans	1.0%
Special Purpose Vehicle for Common Equity	0.7%
Special Purpose Vehicle fo Senior Secured Bonds	0.2%
Private Equity	0.1%
Special Purpose Vehicle for Common and Preferred Equity	0.1%
Special Purpose Vehicle for Consumer Credit	0.0%
Total Private Investment Vehicles	80.2%
Senior Secured Loans
Health Care	5.7%
Technology	4.3%
Industrials	3.1%
Consumer Discretionary	1.8%
Financials	1.2%
Energy	1.0%
Real Estate	0.7%
Materials	0.4%
Consumer Staples	0.3%
Total Senior Secured Loans	18.5%
Collateralized Loan Obligations	2.4%
Preferred Stocks
Industrials	0.6%
Technology	0.5%
Health Care	0.2%
Total Preferred Stocks	1.3%
Subordinated Debt
Financials	0.1%
Materials	0.1%
Total Subordinated Debt	0.2%
Common Stocks
Technology	0.1%
Industrials	0.1%
Financials	0.0%
Total Common Stocks	0.2%
Warrants
Health Care	0.1%
Technology	0.0%
Energy	0.0%
Total Warrants	0.1%
Short-Term Investments	2.3%
Total Investments	105.2%
Liabilites in Excess of Other Assets	(5.2)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statement of Assets and Liabilities As of September 30, 2023 (Unaudited)
Assets:
Investments, at value (cost $2,200,664,359)	$2,336,046,994
Unrealized appreciation on forward foreign currency exchange contracts	123,239
Cash	11,073,419
Receivables:
Fund shares sold	2,392,624
Dividends and interest	12,727,277
Prepaid expenses	258,694
Prepaid commitment fees on secured revolving credit facility	4,155,347
Total assets	2,366,777,594

Liabilities:
Payables:
Secured revolving credit facility (Note 2)	127,500,000
Investment securities purchased	13,950,000
Deferred tax liability	2,172,527
Interest on secured revolving credit facility	571,305
Investment Management fees	408,273
Fund accounting and administration fees	309,557
Custody fees	250,992
Transfer Agency fees and expenses	110,165
Audit fees	51,100
Legal fees	4,488
Chief Compliance Officer fees	4,096
Trustees’ fees and expenses	3,193
Other accrued expenses	141,564
Total liabilities	145,477,260

Net Assets	$2,221,300,334

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$2,126,301,844
Total distributable earnings	94,998,490
Net Assets	$2,221,300,334

Class I Shares:
Net assets applicable to shares outstanding	$2,221,300,334
Shares of beneficial interest issued and outstanding	202,250,888
Net asset value, offering, and redemption price per share	$10.98

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2023 (Unaudited)
Investment Income:
Distributions from private investment vehicles	$34,525,288
Interest (net of withholding taxes of $54,842)	21,660,138
Dividends	5,368,371
Total investment income	61,553,797

Expenses:
Investment management fees	8,572,256
Equalization interest on private investment vehicles (Note 2)	3,841,142
Interest on secured revolving credit facility	3,118,651
Fund accounting and administration fees	831,968
Miscellaneous expenses	378,618
Transfer agent fees and expenses	356,110
Commitment fees on secured revolving credit facility	239,215
Registration fees	155,456
Legal fees	151,675
Custody fees	147,330
Audit fees	89,324
Trustees’ fees and expenses	76,923
Shareholder reporting fees	50,202
Chief Compliance Officer fees	26,104
Insurance fees	11,660
Net expenses	18,046,634
Net investment income	43,507,163

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(10,801)
Forward foreign currency exchange contracts	336,397
Foreign currency transactions	(32,233)
Net realized gain	293,363
Net change in unrealized appreciation/depreciation on:
Investments	71,104,567
Forward foreign currency exchange contracts	36,276
Foreign currency translations	5,882
Deferred tax expense	(688,731)
Net change in unrealized appreciation/depreciation, net of deferred taxes	70,457,994
Net realized and unrealized gain	70,751,357

Net Increase in Net Assets from Operations	$114,258,520

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Net Increase in Net Assets from:
Operations:
Net investment income	$43,507,163	$51,034,323
Net realized gain on investments, forward foreign currency exchange contracts and foreign currency transactions	293,363	235,061
Net change in unrealized appreciation/depreciation on investments and forward foreign currency exchange contracts	70,457,994	38,801,250
Net increase in net assets resulting from operations	114,258,520	90,070,634

Distributions to shareholders:
From distributable earnings:
Class I	(82,776,143)	(53,251,739)
From return of capital:
Class I	—	(23,744,959)
Total	(82,776,143)	(76,996,698)

Capital Transactions:
Proceeds from shares sold:
Class I	744,194,561	1,017,479,576
Reinvestment of distributions:
Class I	27,237,004	28,886,160
Cost of shares repurchased:
Class I	(59,626,002)	(60,072,958)
Net increase in net assets from capital transactions	711,805,563	986,292,778

Net increase in net assets	743,287,940	999,366,714

Net Assets:
Beginning of period	1,478,012,394	478,645,680
End of period	$2,221,300,334	$1,478,012,394

Capital Share Transactions:
Shares sold:
Class I	69,028,667	95,078,907
Shares issued in reinvestment of distributions:
Class I	2,565,436	2,733,128
Shares redeemed:
Class I	(5,521,725)	(5,591,063)
Net increase in capital shares outstanding	66,072,378	92,220,972

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2023 (Unaudited)
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$114,258,520
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(907,319,170)
Sales of investments	11,180,731
Net accretion on investments	(412,344)
Net realized loss on investments	10,801
Net realized gain on paydowns	(34,138)
Net change in unrealized (appreciation)/depreciation	(71,140,843)
Return of capital distributions received	33,623,400
Original issue discount and amendment fees	1,167,474
PIK interest	(402,431)
Net change in deferred tax liability	688,731
Change in short-term investments, net	21,015,399
(Increase)/Decrease in assets:
Advanced contribution	8,613,600
Investment securities sold	616,368
Dividends and interest	2,263,731
Prepaid expenses	(21,584)
Prepaid commitment fees on secured credit facility	(1,538,205)
Increase/(Decrease) in liabilities:
Investment securities purchased	13,851,151
Unfunded loan commitments	39,302,504
Investment Management fees	218,387
Interest payable on secured revolving credit facility	478,765
Audit fees	(69,235)
Legal fees	(88,311)
Fund accounting and administration fees	84,552
Trustees’ fees and expenses	1,923
Custody fees	83,649
Transfer Agency fees and expenses	73,171
Chief Compliance Officer fees	988
Other accrued expenses	(438,119)
Net cash used in operating activities	(733,930,534)

Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	744,345,857
Cost of shares repurchased	(59,626,002)
Distributions paid to shareholders, net of reinvestments	(55,539,139)
Proceeds from secured revolving credit facility	112,500,000
Net cash provided by financing activities	741,680,716
Net Increase in cash	7,750,182
Cash
Cash, beginning of period	3,323,237
Cash, end of period	$11,073,419

Non cash financing activities not included herein consist of $27,237,004 of reinvested dividends.

Cash paid for interest on credit facility during the period was $2,639,886.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Financial Highlights Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Period July 1, 2021* through March 31, 2022
Net asset value, beginning of period	$10.85	$10.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.26	0.58	0.33
Net realized and unrealized gain (loss) on investments[2]	0.41	0.38	0.88
Total income from investment operations	0.67	0.96	1.21

Less Distributions to shareholders:
From net investment income	(0.54)	(0.73)	(0.28)
From return of capital	—	(0.27)	(0.04)
Total Distributions to shareholders	(0.54)	(1.00)	(0.32)

Net asset value, end of period	$10.98	$10.85	$10.89

Total return	6.43%[3]	9.36%	12.30%[3,7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,221,300	$1,478,012	$478,646

Ratio of expenses to average net assets:
Before fees waived and deferred tax expense	1.23%[4]	1.28%	1.54%[4]
After fees waived	1.23%[4]	1.07%	0.50%[4]
Deferred tax expense[8]	0.08%	0.15%	—%
With fees waived, after taxes	1.31%	1.22%	0.50%
Ratio of net investment income to average net assets:
Before fees waived	5.60%[4]	5.87%	3.34%[4]
After fees waived	5.60%[4]	6.08%	4.38%[4]
Ratio of expenses to average net assets (including interest expense)[6]:
Before fees waived	2.00%[4]	1.93%	1.68%[4]
After fees waived	2.00%[4]	1.72%	0.64%[4]
Deferred tax expense[8]	0.08%	0.15%	—%
With fees waived, after taxes	2.08%	1.87%	0.64%
Ratio of net investment income to average net assets (including interest expense)[6]:
Before fees waived	4.83%[4]	5.22%	3.20%[4]
After fees waived	4.83%[4]	5.43%	4.24%[4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Financial Highlights Class I (Continued)
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Period July 1, 2021* through March 31, 2022
Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Secured Revolving Credit Facility[5]	$127,500,000	$15,000,000	$14,546,760
Asset Coverage Per $1,000 of Borrowings
Secured Revolving Credit Facility[5]	18,422	99,534	33,904

Portfolio turnover rate	3%[3]	9%	11%[3]

*    Commencement of operations.

1    Based on average daily shares outstanding for the period.

2    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

3    Not annualized.

4    Annualized.

5    As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission, the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the 1940 Act.

6    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Schedule of Investments.

7    Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

8    Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited)

1. Organization

The Cliffwater Enhanced Lending Fund (the “Fund”) is a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and was organized as a Delaware statutory trust on January 22, 2021.    The Fund is a “fund of funds” that operates as an interval fund. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund commenced operations on July 1, 2021. Simultaneous with the commencement of the Fund’s operations, the Cliffwater Enhanced Lending Fund L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The tax-free reorganization was accomplished at the close of business on June 30, 2021. See Note 11 for additional information on the reorganization.

The Fund’s primary investment objective is to seek high current income and modest capital appreciation. The Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other income producing assets. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments. Investment Funds may include secondary strategies that primarily acquire credit funds and to a lesser extent, fund interests or direct investments in equity or other security types.

Consolidation of a Subsidiary

On July 1, 2021, CELF SPV LLC (“CLCE SPV”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of CLCE SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CLCE SPV were $1,360,128,329, or approximately 61.23% of the Fund’s total net assets and are included in the net assets of CLCE SPV.

On July 1, 2021, CELF SPV Holdings (PP) LLC (“CLCE HOLD”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of CLCE HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CLCE HOLD were $3,120,438, or approximately 0.14% of the Fund’s total net assets.

On June 24, 2022, CELF SPV HOLDINGS 2 LLC (“CLCE HLD2”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of CLCE HLD2. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CLCE HLD2 were $4,164,387, or approximately 0.19% of the Fund’s total net assets.

On March 31, 2023, CELF HOLDINGS (D1) LLC (“CLCE HLD1”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of CLCE HLD1. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CLCE HLD1 were $9,997,555, or approximately 0.45% of the Fund’s total net assets.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies

On June 30, 2023, CELF HOLDINGS (D2) LLC (“CLCE LF2”) commenced operations as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of CLCE LF2. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CLCE LF2 were $18,331,731, or approximately 0.83% of the Fund’s total net assets.

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net assets value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts. Equalization interest on private investment vehicles are interest payments made to existing shareholders of closed-end vehicles when investing in a later close and are expensed as incurred.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Consolidated Statement of Operations. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal service in connection with the initial meeting of trustees of the Fund (“Trustees”) and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2023.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations. For the six months ended September 30, 2023, the Fund did not have interest or penalties associated with underpayment of income taxes.

CLCE SPV and CLCE LF2 are disregarded entities for income tax purposes. CLCE HOLD, CLCE HLD2, and CLCE HLD1 are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2023, the Fund had three outstanding forward currency contracts sold short.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations ("CLOs") and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statement of Operations. As of September 30, 2023, the Fund received $131,369 in commitment fees. As of September 30, 2023, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount of $56,137,425.

Borrower	Type	Principal Amount
Acclaim Midco, LLC	Delayed Draw	$897,436
Acclaim Midco, LLC	Revolver	358,974
ADMA Bilogics, Inc.	Delayed Draw	714,286
Alcami Corporation	Delayed Draw	318,004
Alcami Corporation	Revolver	508,806
Align Enta Intermediate, Inc.	Delayed Draw	1,827,907
Align Enta Intermediate, Inc.	Revolver	274,186
Ardonagh Midco 3 PLC	First Lien Term Loan	198,783
ASG II, LLC	Delayed Draw	272,727
Austin Renaissance Limited	Delayed Draw	1,966,137
Avalara, Inc.	Revolver	2,621,516
Bamboo U.S. Bidco USD	Delayed Draw	3,333,333
Bamboo U.S. Bidco USD	Revolver	673,077
Bausch Receivables Funding, LP	Revolver	400,000
Bluefin Holding LLC	Revolver	4,197,084

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Bluesight, Inc.	Revolver	$468,750
Cobham Holdings, Inc.	Revolver	385,633
Coupa Holdings, LLC	Delayed Draw	295,276
Coupa Holdings, LLC	Revolver	113,619
Disco Parent, LLC	Revolver	1,260,000
FB FLL Aviation LLC	First Lien Term Loan	936,090
Finastra USA, Inc.	Revolver	612,565
Groundworks, LLC	Delayed Draw	277,179
Groundworks, LLC	Revolver	1,000
Hanger, Inc.	Delayed Draw	1,238,095
Hanger, Inc.	Delayed Draw	547,619
Hanger, Inc.	Delayed Draw	6,190,476
Hanger, Inc.	Revolver	2,738,095
Hanger, Inc.	Delayed Draw	1,073,075
Helium Acquirer Corporation	Delayed Draw	408,163
Helium Acquirer Corporation	Revolver	225,287
Kensington Private Equity Fund	Delayed Draw	190,024
Lexington Hotel Owner, LLC	Delayed Draw	981,379
Mercury Bidco LLC	Revolver	496,552
MGT Merger Target, LLC	Delayed Draw	592,667
MGT Merger Target, LLC	Revolver	769,167
Oranje Holdco, Inc.	Revolver	3,200,000
Penn TRGRP Holdings	Revolver	1,935,491
Poinciana LLC	Delayed Draw	3,461,896
PracticeTek Purchaser LLC	Delayed Draw	4,524,894
PracticeTek Purchaser LLC	Delayed Draw	500
PracticeTek Purchaser LLC	Revolver	423,729
Service Compression, LLC	First Lien Term Loan	742,188
Service Compression, LLC	Delayed Draw	468,750
SintecMedia NYC, Inc.	Revolver	106,250
Sunland Asphalt & Construction, LLC	Delayed Draw	227,926
SureWerx Purchaser III, Inc.	Delayed Draw	397,084
SureWerx Purchaser III, Inc.	Revolver	170,237
TerSera Therapeutics, LLC	Revolver	595,000
The Arcticom Group, LLC	Delayed Draw	1,027,666
Trintech, Inc.	Revolver	297,500
United Digestive MSO Parent, LLC	Delayed Draw	153,461
United Digestive MSO Parent, LLC	Revolver	41,886
Total		$56,137,425

Valuation of Investments

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 established requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board of Trustees of the Fund (the “Board”) designated the Investment Manager as its valuation designee (the “Valuation Designee”) to perform fair value determinations and approved new Valuation Procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value. Certain CLOs may be structured as private investment companies and/or funds in which case the net asset value may be used as a practical expedient to estimate the fair value of such interests. See Private Investment Funds below.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the second paragraph within this Valuation of Investments section.

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Borrowing, Use of Leverage

On December 20, 2021, the Fund’s wholly owned subsidiary, CELF SPV LLC (“CELF SPV”), entered into a secured revolving credit facility (the “Facility”), pursuant to a Loan and Servicing Agreement with Massachusetts Mutual Life Insurance Company as an initial lender and the administrative agent, C.M. Life Insurance Company as an initial lender and other lenders from time to time as parties thereto (the “Lenders”), the Fund, Alter Domus (US) LLC as the Collateral Custodian and other parties. As of May 19, 2023, the Facility provides for borrowings on a committed basis in an aggregate principal amount up to $350,000,000, and may be increased further from time to time upon mutual agreement by the Lenders and CELF SPV. The Facility is secured by the Fund’s equity interest in CELF SPV and by CELF SPV’s assets. The Facility matures on December 20, 2029. In connection with the Facility, CELF SPV has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of CELF SPV or the Fund; (iii) a change of control of CELF SPV; or (iv) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders may declare the outstanding advances and all other obligations under the Facility immediately due and payable. For the six months ended September 30, 2023, the average balance outstanding, maximum borrowing amount, interest rate at period end and weighted average interest rate were $45,546,448, $127,500,000, 8.91%, and 6.85%, respectively. The interest expense during the six months ended September 30, 2023 was $3,118,651. Commitment fees incurred are prepaid and amortized over the term of the loan. For the six months ended September 30, 2023, fees were $239,215.

Certain Fund investments are held by this special purpose vehicle (“SPV”). The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness).The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Investment Funds

The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of mutual funds (including money market funds), BDCs, closed-end funds, exchange-traded funds (“ETFs”) and other pooled investment vehicles (“Investment Funds”). The Fund’s ability to achieve its investment objective depends largely on the performance of the Investment Funds selected. Each Investment Fund has its own investment risks, and those risks can affect the value

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

3. Principal Risks (continued)

of the Investment Funds’ securities and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Investment Fund will be achieved. An Investment Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Fund at a time that is unfavorable to the Fund. In addition, one Investment Fund may buy the same securities that another Investment Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. There is also the risk that the ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. The shares of listed closed-end funds may also frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. The Fund may also be unable to liquidate its investment in a private Investment Funds when desired.

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the Investment Company Act. Under one provision of the Investment Company Act, the Fund may not acquire the securities of other investment companies if,as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, and in BDCs in excess of the statutory limits imposed by the Investment Company Act in reliance on Rule 12d1-4 under the Investment Company Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The requirements of Rule 12d1-4 have been implemented by the Fund with respect to its fund of funds arrangements.

Private Investment Funds

The Fund may invest in private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the private Investment Funds’ investments as such private Investment Funds’ managers. Investments in private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the private Investment Fund due to poor performance or other reasons. The fees paid by private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

3. Principal Risks (continued)

could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Economic Downturn or Recession and other Market Disruptions

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies (such as the COVID-19 pandemic), terrorism, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

International war or conflicts (including Russia's invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

LIBOR Discontinuation Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR.

The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR tenors, including some U.S. dollar LIBOR tenors, on December 31, 2021, and ceased publishing the remaining and most liquid U.S. dollar LIBOR tenors on June 30, 2023. As a result, many market participants have transitioned to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. The UK Financial Conduct Authority has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. The U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators) of the New York Federal Reserve (NYFR), has begun publishing SOFR, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

3. Principal Risks (continued)

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Specifically, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

SOFR RISK

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR. If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

3. Principal Risks (continued)

As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

4. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 0.95% on an annualized basis of the Fund’s average net assets.

The Investment Manager contractually agreed to waive its entire management fee for the period from the inception of the Fund until the expiration of the waiver agreement on July 31, 2022. This waiver could have been reduced by the amount of any organizational and related expenses paid by the Investment Manager with respect to the Fund. The Investment Manager waived $1,952,667 and was not permitted to recoup the waived fees under the waiver agreement. Additionally, for the period beginning on July 1, 2021 through July 31, 2022, the Investment Manager voluntarily reimbursed expenses so that Total Annual Expenses did not exceed 0.50% of the average daily net assets of Class I Shares.

Foreside Fund Services, LLC serves as the Fund’s distributor and UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended September 30, 2023, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. For the six months ended September 30, 2023, the Fund’s allocated fees incurred for trustees are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2023, are reported on the Consolidated Statement of Operations.

5. Fair Value of Investments

Fair value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2023:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$2,984,336	$408,587,473	$—	$411,571,809
Private Investment Vehicles	—	—	1,581,003	1,778,652,257	1,780,233,260
Collateralized Loan Obligations	—	9,469,450	44,750,776		54,220,226
Preferred Stocks	—	—	29,501,460	—	29,501,460
Common Stocks	980,661	—	2,739,044	—	3,719,705
Subordinated Debt	—	—	3,767,320	—	3,767,320
Warrants	—	—	1,103,284	—	1,103,284
Short-Term Investments	51,929,930	—	—	—	51,929,930
Total Investments, at fair value	$52,910,591	$12,453,786	$492,030,360	$1,778,652,257	$2,336,046,994
Other Financial Instruments[1]
Forward Contracts	$—	$123,239	$—	$—	$123,239
Total Assets	$52,910,591	$12,577,025	$492,030,360	$1,778,652,257	$2,336,170,233

1    Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the six months ended September 30, 2023:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Common Stocks
Balance as of April 1, 2023	$166,082,850	$1,564,528	$11,207,903	$29,017,670	$968,234
Purchases	314,135,414	69,122	40,321,850	—	1,740,277
Sales/Paydowns	(11,180,732)	—	—	—	—
Realized gains (losses)	24,148	—	—	—	—
Original issue discount and amendment fees	(1,167,474)		—	—	—
Accretion	372,979	—	24,931	—	—
Change in Unrealized appreciation (depreciation)	1,130,706	(52,647)	369,372	483,790	30,533
Transfers In1	—	—	2,296,170	—	—
Transfers Out[2]	(60,810,418)	—	(9,469,450)	—	—
Balance as of September 30, 2023	$408,587,473	$1,581,003	$44,750,776	$29,501,460	$2,739,044
Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at September 30, 2023	$1,079,441	$(52,647)	$369,372	$483,790	$30,533

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

	Subordinated Debt	Warrants	Total
Balance as of April 1, 2023	$1,988,411	$922,447	$211,752,043
Purchases	51,345	—	356,318,008
Sales/Paydowns	—	—	(11,180,732)
Realized gains (losses)	—	—	24,148
Original issue discount and amendment fees	—	—	(1,167,474)
Accretion	13,623	—	411,533
Change in Unrealized appreciation (depreciation)	25,284	180,837	2,167,875
Transfers In1	1,688,657	—	3,984,827
Transfers Out[2]	—	—	(70,279,868)
Balance as of September 30, 2023	$3,767,320	$1,103,284	$492,030,360
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2023	$25,284	$180,837	$2,116,610

1    Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

2    Transferred from Level 3 to Level 2 because observable market data became available for the investments. $56,137,425 represents unfunded loan commitments.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2023.

The weighted average is calculated by weighting relative fair value.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$13,950,000	Cost	Recent Transaction Price	$100.00	$100.00	Increase
	30,800,776	Income approach	Interest Rate/ Discount Margin	6.35% – 23.50%	9.25%	Decrease
			Default Rate	3 CDR	3 CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment +24 months	N/A	Decrease
			Prepayment Assumptions	15 CPR	15 CPR	Increase
			Reinvestment Assumptions	$99.00	$99.00	Decrease
Common Stocks	1,740,277	Market approach	Recent Transaction Price	1.09	1.09	Increase
	998,767	Market approach	Run Rate Adj. EBITDA Multiple	8.0x	8.0x	Increase
Preferred Stocks	29,501,460	Income approach	Discount Rate	13.29%	13.29%	Decrease
		Market approach	Run Rate Adj. EBITDA Multiple	8.0x	8.0x	Increase
			LTM Revenue Multiple	2.3x – 5.8x	3.7x	Increase
			LTM EBITDA Multiple	10.0x – 21.0x	14.9x	Increase

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Private Investment Vehicles	$1,581,003	Income approach	Weighted Average Cost of Capital	16.00% – 19.43%	17.41%	Decrease
Senior Secured Loans	97,925,085	Income approach	Discount Rate	6.03% – 17.00%	13.02%	Decrease
			LTM Revenue ($ Millions)	$110 – $8,052	$1,063	Increase
			Debt/EBITDA	0.4x – 7.2x	3.9x	Decrease
			Interest Coverage	0.0x – 11.2x	1.9x	Increase
	310,662,388	Market approach	Recent Transaction Price	$82.00 – $100.50	$97.54	Increase
Subordinated Debt	1,767,320	Income approach	Discount Rate	12.60%	12.60%	Decrease
	2,000,000	Market approach	LTM EBITDA Multiple	11.0x	11.0x	Increase
Warrants	159,460	Market approach	Enterprise value ($ Millions)	$3,716	$3,716	Increase
	943,824	Income approach	Volatility	57% – 82%	59%	Increase
			Exercise price	$1.65 – $34.50	$4.55	Decrease
Total	$492,030,360

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10,000,000. The minimum additional investment in the Fund by any shareholder is $5,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

6. Capital Stock (continued)

retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the six months ended September 30, 2023 are as follows:
Commencement Date	May 1, 2023	July 28, 2023
Repurchase Request	May 31, 2023	August 29, 2023
Repurchase Pricing date	May 31, 2023	August 29, 2023

Net Asset Value as of Repurchase Offer Date
Class I	$10.77	$10.83

Amount Repurchased
Class I	$31,283,779	$28,351,382

Percentage of Outstanding Shares Repurchased
Class I	1.85%	1.38%

7. Federal Income Taxes

At September 30, 2023, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$2,227,202,732
Gross unrealized appreciation	128,827,601
Gross unrealized depreciation	(19,983,339)
Net unrealized appreciation on investments	$108,844,262

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	(1,153,381)
Unrealized appreciation/(depreciation)
Investments	63,324,853
Foreign Currency	(7,447)
Organizational costs	(60,244)
Total distributable earnings	$62,103,781

The tax character of distributions paid during the fiscal years ended March 31, 2023 and March 31, 2022 were as follows:

	2023	2022
Distribution paid from:
Ordinary income	$53,248,597	$6,107,220
Return of Capital	23,744,959	919,844
Net long-term capital gains	3,142	—
Total distributions paid	$76,996,698	$7,027,064

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

7. Federal Income Taxes (continued)

At March 31, 2023, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$16,793
Long-term	—
Total	$16,793

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carry forward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Domestic Blocker Income Tax

CLCE HOLD, CLCE HLD1, and CLCE HLD2 (the Domestic Blockers) recorded a provision for income tax expense (benefit) for the fiscal year ended March 31, 2023, in the amount of $1,412,333. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

Deferred	$1,412,333

As of March 31, 2023, temporary differences between financial and tax reporting that give rise to deferred income taxes totaled $1,483,793, resulting principally from differences in the recognition of income from partnership investments and the treatment of unrealized appreciation/depreciation. The Domestic Blockers have a net deferred tax liability recorded as of March 31, 2023. Should a net deferred tax asset exist in the future, the Domestic Blockers will assess whether a valuation allowance should be booked to reserve against that asset.

The statutory rate and effective federal rate is 21%. The Fund is currently using an estimated tax rate of 3.95% for state and local tax, net of federal tax benefit.

The Fund has $1,136,588 in Qualified late-year losses, which are deferred until the next fiscal year for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

8. Investment Transactions

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term investments, were $907,319,170 and $11,180,731, respectively.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts for the six months ended September 30, 2023 in order to hedge overall portfolio currency risk. By entering into these contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

10. Derivatives and Hedging Disclosures (continued)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2023, by risk category are as follows:

Consolidated Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
		Value
Net unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$123,239
Total		$123,239
Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Contracts	Total
Forward Foreign Currency Exchange Contracts	$336,397	$336,397
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Contracts	Total
Forward Foreign Currency Exchange Contracts	$36,276	$36,276

The quarterly average volumes of derivative instruments as of September 30, 2023 are as follows:

Derivatives not designated as hedging instruments	Short Forward Contracts
Forward Foreign Currency Exchange Contracts	3

11. Reorganization Information

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Cliffwater Enhanced Lending Fund, L.P. (the “Predecessor Fund”), reorganized, in a tax-free reorganization, with and transferred substantially all its assets and liabilities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same Investment Manager and portfolio managers. The investments acquired by the Fund in the reorganization were evaluated using fair value procedures approved by the Fund’s Board. Below is a breakout of assets, liabilities, and total net assets transferred as of the date of reorganization at the end of business June 30, 2021.

Assets:
Investments at Cost	$84,254,645
Investments at Value	85,595,983
Interest Receivable	190
Total Assets	85,596,173
Liabilities:
Audit Fees	20,000
Custody Fees	1,087
Total Liabilities	21,087
Net Assets	$85,575,086

8,557,509 shares were issued at reorganization with an initial NAV of $10.00.

For accounting and financial reporting purposes, the Fund is the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Predecessor Fund.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2023:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co-Investment Fund V-L LP	NAV loan to a European private equity fund	$5,454,505	$5,055,579	$62,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
AG Asset Based Credit Fund L.P.	Asset based lending	60,500,000	64,842,441	49,500,000	None	N/A	Until the fourth anniversary of the expiration or termination of the commitment period with up to two one-year extensions
AG Essential Housing Fund II Holdings, LP	Real estate credit	6,450,000	7,108,037	23,550,000	None	N/A	Three years from the end of the commitment period with two one-year extensions
Ares Commercial Finance Feeder (B), LP	Asset-based lending	15,404,552	13,774,474	6,910,451	None	N/A	Until the final liquidating distributions of the fund
Ares Commercial Finance LP	Asset-based lending	13,131,161	18,839,238	9,501,887	None	N/A	June 30, 2025
Ares Pathfinder Fund II, LP	Asset-based lending	—	(19,749)	15,000,000	None	N/A	Until the eighth anniversary of the initial capital contribution with two one-year extensions
Ares Priority Loan Co-Invest, LP	Priority revolvers to middle market companies	24,500,000	24,847,072	16,524,000	None	N/A	Until the end of the fiscal quarter during which occurs the fifth anniversary of the end of the investment period which may be extended for one year.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Ares Private Credit Solutions (Cayman), LP	Structured capital/mezzanine	$21,204,116	$25,387,964	$23,743,786	None	N/A	Until the end of the fiscal quarter during which occurs the seventh anniversary of the closing of the initial portfolio investment of the partnership with up to two one-year extensions
Ares Special Opportunities Fund II (Offshore), LP	Direct lending and structured capital/mezzanine	14,994,578	15,098,341	15,001,690	None	N/A	Until the end of the fiscal quarter during which the tenth anniversary of the final closing deadline as defined by the limited partnership agreement with two one-year extensions
Atalaya A4 (Cayman), LP	Rediscount lending	31,129,697	30,810,039	8,870,303	None	N/A	Each investment pool to dissolve at the end of its liquidation period
Atalaya Asset Income Fund Evergreen, LP	Asset based lending	9,969,855	9,780,484	2,686,241	None	N/A	Fourth anniversary of the end of the investment period with one one-year extension available
Atalaya Digithouse Opportunity Fund LLC	Asset based lending	403,116	1,224,348	4,596,884	None	N/A	Until dissolved pursuant to the limited partnership agreement
Axonic Private Credit Fund I, LP	Real estate credit	5,235,849	5,332,560	—	None	N/A	Until the third anniversary of the investment period end date with one additional one-year extension
Banner Ridge DSCO Fund I, LP	Diversified credit strategies	10,375,057	18,331,817	39,624,943	None	N/A	Until the tenth anniversary of the initial closing date with two one-year extensions

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Banner Ridge DSCO Fund II, LP	Diversified credit strategies	$—	$1,685,736	$100,000,000	None	N/A	Until the tenth anniversary of the initial closing date with two one-year extensions
Banner Ridge Secondary Fund IV (Offshore), LP	Secondaries	4,710,307	8,534,832	5,289,693	None	N/A	June 15, 2031 with one-year extensions available
Banner Ridge Secondary Fund V (Offshore), LP	Secondaries	6,853,604	11,517,970	143,025,604	None	N/A	Until the tenth anniversary of the activation date with two one-year extensions
Benefit Street Partners Real Estate Opportunistic Debt Fund, LP	Real estate credit	56,720,865	64,865,926	18,279,135	None	N/A	Sixth anniversary of the final closing date with two one-year extensions
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	ABL co-Investment	201,265	201,265	4,800,863	None	N/A	Until the partnership is dissolved and subsequently terminated
Blue Owl First Lien Fund (Offshore), LP	Middle market direct lending	4,103,056	4,834,807	375,000	None	N/A	Until the end of the fiscal quarter during which the seventh anniversary of the final closing date occurs with two one-year extensions
Blue Owl Real Estate Fund VI	Real estate triple net leasing	2,963,871	2,984,295	22,032,833	None	N/A	Until the last day of the calendar quarter containing the seventh anniversary of the initial closin gdate with two one-year extensions
Blue Owl Technology Finance Corp.	Middle market direct lending	10,332,953	11,997,896	—	None	N/A	Until earliest of an exchange listing, the fifth anniversary of the final closing, and August 10, 2025

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Blue Owl Technology Finance Corp. II	Middle market direct lending	$7,325,074	$7,741,508	$2,674,926	None	N/A	Earlier of the five year anniversary of the final closing and the seven year anniversary of the initial closing, with two one-year extensions available
BP Holdings RHO LLC	Real estate credit co-investment	9,099,750	9,574,433	900,250	None	N/A	Until the company is dissolved, its assets disposed, and its affaris wound up in accordance with the limited liability company agreement
BPC Real Estate Debt Fund, LP	Real estate credit	28,600,000	29,603,131	71,400,000	None	N/A	Until the third anniversary of the expiration of the investement period with two additonal one-year periods and thereafter, additional one-year periods with consent of the Advisory Committee.
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)	Structured credit co-investment	5,000,000	5,048,744	—	None	N/A	Until the partnership is wound up and subsequently dissolved.
BSOF Parallel Onshore Fund L.P. (Class Olympic Srt Interests)	Structured credit	67,031,000	67,644,574	32,969,000	None	N/A	Until the fifth anniversary of the last day of the investment period with one one-year extension.
Burford Advantage Feeder Fund A, LP	Litigation finance	11,247,567	11,685,436	8,554,368	None	N/A	Fifth anniversary of the initial closing with two one-year extensions

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Callodine Perpetual ABL Fund, LP	Asset based lending	$94,963,325	$93,967,618	$7,783,112	Quarterly[4]	Twelve months after the effective date of capital commtiment	Perpetual unless sooner terminated in accordance with the provisions of the limited partnership agreement
Carlyle Credit Opportunities Fund II, LP	Structured capital/mezzanine	8,847,309	8,877,641	2,311,817	None	N/A	February 2029 with two consecutive one-year extensions
CCOF Alera Aggregator, L.P.	Preferred equity co-investment	4,850,000	5,447,454	150,000	None	N/A	Until dissolved and liquidated in accordance with the limited partnership agreement
CCOF Sierra II, LP	Preferred equity co-investment	3,902,675	4,445,464	100,000	None	N/A	Ten-year anniversary of the the final closing date with two one-year externsions
Chilly HP SCF Investor, LP	Preferred equity co-investment	2,970,297	3,314,741	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
CL Oliver Co-Invest I, L.P.	NAV loan co-investment	5,048,999	5,312,786	4,886,739	None	N/A	Perpetual until the partnership is wound up and subsequently dissolved.
Comvest Special Opportunities Fund, LP	Structured capital/mezzanine	8,631,420	10,103,968	11,381,904	None	N/A	Seventh anniversary of the final closing with two one-year extensions
Contingency Capital Fund I-A, LP	Litigation finance	36,901,562	42,464,662	38,098,438	None	N/A	Until the earlier of the termination of the last remaining master fund or the terminiation of the Parnership in accordance with the limited partnership agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Crestline PF Sentry Fund, LP	Asset based lending	$1,296,429	$1,296,429	$23,703,571	None	N/A	Until dissolved in accordance with the limited partnership agreement
Crestline Specialty Lending III (US), LP	Middle market direct lending	12,863,717	13,880,170	6,930,807	None	N/A	December 1, 2028 with one-year extensions available
D.E. Shaw Diopter International Fund, LP	Structured credit	37,979,499	36,377,208	17,981,275	None	N/A	Sixth anniversary of the last day of the month of the Final Closing Date with two one-year extensions
Everberg Capital Partners II, LP	Structured capital/mezzanine	9,925,053	10,319,425	10,120,848	None	N/A	Seventh anniversary of the final closing with two one-year extensions
Felicitas Diner Offshore, LP	Preferred equity co-investment	2,625,575	2,789,492	414,000	None	N/A	Until the earlier of the dissolution of the master fund or an election by the general partner to terminate the fund
Felicitas Secondary II Offshore, LP	Secondaries	9,794,515	13,604,733	3,532,755	None	N/A	January 10, 2030 with one-year extensions available
Felicitas Tactical Opportunities Fund, LP	Secondaries	39,860,000	51,752,931	20,140,000	None	N/A	Until dissolved and liquidated in accordance with the Limited Partnership Agreement
Franklin BSP Lending Corporation	Middle market direct lending	1,795,011	2,042,953	—	Semi-Annually[1]	N/A	N/A
Guggenheim MM-C CLO 2023-5	Structured credit	90,202,500	96,742,866	—	None	May be redeemed in whole, but not in part, after the redemption in full of the secured notes at the direction of a majority of the subordinated notes	July 2035

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Harvest Partners Structured Capital Fund III, LP	Structured capital/mezzanine	$11,553,374	$12,760,636	$8,676,524	None	N/A	Ten years from the final closing date with one-year extensions
Hayfin Healthcare Opportunities Fund (US Parallel), LP	Royalties & healthcare credit	13,087,654	15,042,390	62,003,426	None	N/A	Fourth anniversary of the end of the investment period with two one-year extensions
Hercules Private Global Venture Growth Fund I, LP	Venture lending	130,464,177	135,696,139	69,999,436	None	N/A	July 1, 2027 with one-year extensions available
HPS Offshore Strategic Investment Partners V, LP	Mezzanine level subordinated debt	5,364,472	5,612,735	14,635,528	None	N/A

Until the tenth anniversary of the first closing date with one one-year extension following the expiration of such initial term and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

HPS Mint Co-Invest, LP	Preferred equity co-investment	6,471,561	7,346,850	182,595	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
HPS Specialty Loan Fund V-L, LP	Middle market direct lending	20,707,340	21,497,733	10,187,616	None	N/A	Fourth anniversary of the termination of the commitment period with one-year extensions available
King Street Opportunistic Credit Evergreen Fund, LP	Middle market direct lending	50,000,000	53,257,000	50,000,000	Semi-Annually[3]	Following the expiration of the period that is two years from the date of the intial closing of the partnership, subject to one year lock-up after the first capital contribution,	Until dissolved and liquidated in accordance with the Limited Partnership Agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Linden Structured Capital Fund-A LP	Structured capital/mezzanine	$18,743,680	$23,501,201	$2,393,313	None	N/A	October 25, 2029 with one-year extensions available
Madison Realty Capital Debt Fund IV LP	Real estate credit	12,446,458	17,308,712	3,786,612	None	N/A	Until the sixth anniversary of the fund’s final closing with one one-year extension and an additional extension period of up to two years.
Marilyn Co- Invest, LP	Common equity	12,237,575	15,205,978	—	None	N/A	Until investments are liquidated and all proceeds are distributed to the partners
Minerva Co-Invest, LP	Preferred equity co-investment	2,944,004	3,146,116	59,700	None	N/A	Until distribution of investment proceeds
NB Credit Opportunities II Cayman Feeder, LP	Structured capital/mezzanine	13,057,893	15,104,238	11,942,107	None	N/A	Until the termination of the master fund and as determined by the general partner
OrbiMed RCO IV Offshore Feeder, LP	Royalties & healthcare credit	7,516,840	7,672,168	42,500,000	None	N/A	Until the date of the final liquidating distribution unless the partnership is sooner wound up and subsequently dissolved in accordance with the limited partnership agreement
Pathlight Capital Evergreen Fund, LP	Asset based lending	34,143,592	36,538,557	15,914,832	None	N/A	Until dissolved and liquidated in accordance with the amended and restate limitated partnership agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Pathlight Capital Fund II, LP	Asset based lending	$33,509,680	$34,314,639	$6,568,513	None	N/A	Until last day of the fiscal quarter after the fifth anniversary of the final closing date with one-year extensions available
Pennybacker Real Estate Credit II, LP	Real estate credit	18,149,241	18,358,751	4,754,589	None	N/A	Until the company is terminated and wound up in accordance with the limited liability company agreement
Pennybacker Real Estate Credit II Pacific, LLC	Real estate credit	2,467,491	2,127,110	—	None	N/A	Until the company is terminated and wound up in accordance with the limited liability company agreement
Raven Asset-Based Credit Fund II	Asset based lending	18,428,649	20,478,554	6,689,915	None	N/A	January 2029 with two one-year extensions available available
Raven Evergreen Credit Fund II, LP	Asset based lending	73,449,477	82,065,610	26,550,523	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Redwood Enhanced Income Corp.	Middle market direct lending	25,350,000	23,882,642	13,650,000	None	180 calendar days following the pricing of an initial public offering of the shares and/or the first trade of the shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions
SB DOF Speedway, LLC	Real estate credit co-investment	8,013,774	8,672,823	—	None	N/A	Until the company is terminated in accordance with the limited liability company agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Sculptor Real Estate Science Park Fund, LP	Real estate credit	$3,851,018	$3,901,955	$3,224,449	None	N/A	Until the payment in full or disposal of the permitted investment unless sooner dissolved in accordance with the limited partnership agreement
Shamrock Capital Debt Opportunities Fund I, LP	Royalty-backed credit	9,747,088	9,864,871	10,441,241	None	N/A	Ten years from the final closing date with one-year extensions
Silver Point Specialty Credit Fund II, LP	Middle market direct lending	30,001,306	28,278,395	4,804,728	None	N/A	September 6, 2023 with one-year extensions available
Sixth Street Growth Partners II (B), LP	Structured capital/mezzanine	1,770,876	1,733,810	8,229,124	None	N/A	Until December 31 immediately following the four-year anniversary of the commitment period expiration date with two one-year extensions
Sky Fund V Offshore, LP	Aircraft leasing	36,063,488	39,529,025	13,936,511	None	N/A	Until the fourth anniversary of the expiration or termination of the investment period with up to two one-year extensions
Stellus Private Credit BDC Feeder, LP	Middle market direct lending	8,558,048	8,885,395	16,441,952	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Summit Partners Credit Offshore Fund II, LP	Middle market direct lending	6,919,667	7,606,913	2,765,110	None	N/A	Eight anniversary of the fist draw-dwon date with two one-year extensions available

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Thompson Rivers LLC	Investment vehicle	$1,774,278	$904,478	$—	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
Thorofare Asset Based Lending Fund V, LP	Real estate credit	30,401,096	31,408,493	—	None	N/A	Until the partnership is terminated and wound up in accordance with the limited partnership agreement
Tinicum Fund, LP	Private equity secondary	7,893,307	11,749,970	9,198,927	None	N/A	Until terminated and dissolved by the general partner in its sole discretion
Tinicum Tax Exempt, LP	Private equity secondary	4,042,649	5,681,265	2,575,678	None	N/A	Until terminated and dissolved by the general partner in its sole discretion
VCSF Co-Invest 1-A, L.P.	Preferred equity co-investment	24,999,668	25,546,236	5,000,332	None	N/A

Until the expiration of the term of Vista Capital Solutions Fund, LP (VCSF) which may be extended in accordance with the terms of the VCSF partnership agreement or until the dissolution of the partnership in accordance with the limited partnership agreement.

Vista Capital Solutions Fund A, LP	Growth-stage lending	7,457,001	7,529,283	17,542,999	None	N/A	Sixth anniversary of the final closing date with two one-year extensions
VPC Asset Backed Opportunistic Credit Fund, LP	Rediscount lending	57,567,585	60,027,260	22,634,780	None	N/A	Five years after initial closing date with two one-year extensions

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
VPC Credit Origination Fund, LP	Loan origination vehicle	$1,000,000	$1,115,220	$49,000,000	None	N/A	Forty-two months after the initial closing date with additional one-year extensions approved by limited partners holding majority of aggregate commitments
VPC Legal Finance Fund, LP	Litigation finance	79,654,858	83,979,326	20,345,143	None	18-month hard lock- up from acceptance of commitment and 12-month soft lock-up following termination of hard lock-up	Until partnership is terminated as provided in the agreement of limited partnership
Waccamaw River LLC	Investment vehicle	12,498,740	10,246,041	—	None	Redemptions permitted with the prior consent of the Board	Until cancellation of the Certificate of Formation
Total		$1,647,707,289	$1,778,652,257	$1,310,045,823

1          Up to 10% at each semi-annual tender offer

2          Up to 2.5% at each quarterly tender offer

3          All or any portion of participating account at each semi-annual withdrawl date

4          All or any portion of the capital account as of the last day of each calendar quarter

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

13. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The Fund commenced a repurchase offer October 27, 2023 as follows:

Commencement Date	October 27, 2023
Repurchase Request	November 28, 2023
Repurchase Pricing date	November 28, 2023

Net Asset Value as of Repurchase Offer Date
Class I	$10.85

Amount Repurchased
Class I	$72,263,278

Percentage of Outstanding Shares Repurchased
Class I	2.97%

Additionally, on November 17, 2023, the Board of Trustees of the Fund approved an amendment to the Facility (the "Amendment") to increase the maximum facility amount from $350,000,000 to $500,000,000 and approved a related agreement providing for commitment fees equal to 1.00% of the incremental commitment requested pursuant to the terms of the Amendment.

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Enhanced Lending Fund
Other Information September 30, 2023 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Cliffwater Enhanced Lending Fund
Privacy Notice September 30, 2023 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number

•  Account balances

•  Account transactions

•  Transaction history

•  Wire transfer instructions

•  Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-(888)-442-4420

Cliffwater Enhanced Lending Fund
Privacy Notice September 30, 2023 (Unaudited) (Continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•  Open an account

•  Provide account information

•  Give us your contact information

•  Make a wire transfer

•  Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  Affiliates from using your information to market to you

•  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

Investment Manager
Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
http://www.foreside.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

(b)      Not applicable.

Item 2.       Code of Ethics.

Not applicable to semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.       Investments.

(a)      See the Semi-Annual Report to Shareholders under Item 1(a) of this Form.

(b)      Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

(a)      Not applicable to semi-annual reports.

(b)      None.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last provided disclosure in response to this item.

Item 11.     Controls and Procedures.

(a)     The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.     Exhibits.

(a)(1)	Not applicable to semi-annual reports.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Enhanced Lending Fund
By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 8, 2023
By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)
Date	December 8, 2023